                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-05597

              Morgan Stanley Municipal Income Opportunities Trust
               (Exact name of registrant as specified in charter)

  522 Fifth Avenue, New York, New York                                   10036
(Address of principal executive offices)                              (Zip code)

                                Ronald E. Robison
                   522 Fifth Avenue, New York, New York 10036
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-296-6990

Date of fiscal year end: May 31, 2008

Date of reporting period: February 29, 2008

ITEM 1. SCHEDULE OF INVESTMENTS.

The Fund's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY MUNICIPAL INCOME OPPORTUNITIES TRUST
PORTFOLIO OF INVESTMENTS
FEBRUARY 29, 2008 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                          COUPON     MATURITY
THOUSANDS                                                                           RATE        DATE         VALUE
---------                                                                          ------     --------   ------------
            TAX-EXEMPT MUNICIPAL BONDS (108.5%)
            ALABAMA (0.7%)
$   1,000   Colbert County Northwest Health Care Authority, Helen Keller
               Hospital, Ser 2003                                                    5.75%    06/01/27   $    913,060
                                                                                                         ------------
            ARIZONA (3.2%)
    1,225   Pima County Arizona Industrial Development Authority, Constellation
               Schools, Ser 2008                                                     7.00     01/01/38      1,108,748
      800   Pima County Arizona Industrial Development Authority Water and
               Wastewater Global Water Resources LLC, Ser 2007 (ATM)                 6.55     12/01/37        724,128
    2,900   Salt Verde Financial Corp., Ser 2007 @@                                  5.25     12/01/24      2,629,154
                                                                                                         ------------
                                                                                                            4,462,030
                                                                                                         ------------
            CALIFORNIA (7.9%)
    1,955   California County Tobacco Securitization Agency, Gold County
               Settlement Funding Corp, Ser 2006                                     0.00     06/01/33        315,811
      500   California Housing Finance Agency, RITES PA 1417 Ser 2006 (AMT)         4.117#    08/01/31        221,860
      500   California Housing Finance Agency, RITES PA 1417 Ser 2006 (AMT)         4.317#    08/01/36        211,630
    1,000   California Statewide Community, Baptist University, Ser 2007 A           5.50     11/01/38        853,090
    1,000   Daily City California Housing Development Finance                        6.50     12/15/47        859,820
    4,000   Golden State Tobacco Securitization Corporation, Enhanced Asset
               Backed, Ser 2007 A-1 @@                                              5.125     06/01/47      3,221,228
      800   Quechan Indian Tribe FT Yuma Indian Reservation, Ser 2008                7.00     12/01/27        765,168
    2,000   Sacramento Financing Authority, Convention Center Hotel, Ser 1999 A      6.25     01/01/30      1,831,920
    1,000   San Diego County, San Diego Natural History Museum COPs                  5.70     02/01/28        883,740
    1,000   San Marcos Community Facilities District # 2002-01, University
               Commons, Ser 2004                                                     5.95     09/01/35        897,710
    1,000   Santa Ana, Unified School District Community Facilities,
               District # 2004-1, Central Park, Ser 2005                             5.10     09/01/35        790,240
   13,000   Silicon Valley Tobacco Securitization Authority, Santa Clara
               Tobacco Securitization Corp, Ser 2007                                 0.00     06/01/56        288,340
                                                                                                         ------------
                                                                                                           11,140,557
                                                                                                         ------------
            COLORADO (4.0%)
    1,000   Colorado Health Facilities Authority, Christian Living Communities,
               Ser 2006                                                              5.75     01/01/37        859,550
       25   Colorado Housing & Finance Authority, Ser 1996 Ser B-1 (AMT)             7.65     11/01/26         25,460
      340   Colorado Housing & Finance Authority, Ser 1998 Ser D-2 (AMT)             6.35     11/01/29        354,402
    1,000   Copperleaf Metropolitan District # 2, Ser 2006                           5.95     12/01/36        788,480
    2,000   Elk Valley Public Improvement Corporation, Ser 2001 A                    7.35     09/01/31      2,009,020
    2,000   Northwest Metropolitan District #3, Ser 2005                             6.25     12/01/35      1,639,200
                                                                                                         ------------
                                                                                                            5,676,112
                                                                                                         ------------
            CONNECTICUT (1.7%)
    2,000   Georgetown Special Taxing District, Ser 2006 A *                        5.125     10/01/36      1,516,280
    1,000   Mashantucket (Western) Pequot Tribe, Special Ser 1997 B *                5.75     09/01/27        917,230
                                                                                                         ------------
                                                                                                            2,433,510
                                                                                                         ------------
            FLORIDA (16.8%)
      500   Alachua County Florida Industrial Development Revenue,
               North Florida, Retirement Village, Ser 2007                           5.25     11/15/17        463,960
      800   Alachua County Florida Industrial Development Revenue,
               North Florida, Retirement Village, Ser 2007                          5.875     11/15/36        696,936
    2,000   Beacon Lakes, Community Development District, Ser 2003 A                 6.90     05/01/35      1,888,900
      960   Bellalago Educational Facilities Benefits District, Bellalago
               Charter School, Ser 2004 B                                            5.80     05/01/34        804,010
      650   Brevard County Health Facilities Authority, Buena Vida Estate, Inc.
               Ser 2007                                                              6.75     01/01/37        621,010
    3,550   Escambia County, Pensacola Care Development Centers, Ser 1989           10.25     07/01/11      3,582,801
      820   Escambia County,Pensacola Care Development Centers, Ser 1989 A          10.25     07/01/11        827,577
    1,000   Fiddlers Creek Community Development District # 1, Ser 2005              6.00     05/01/38        842,790
      500   Fountainbleau Lakes Florida Community Development District,
               Ser 2007 B *                                                          6.00     05/01/15        462,695
      750   Grand Bay at Doral Community Development District, Florida,
               Ser 2007 A                                                            6.00     05/01/39        626,280
    1,000   Lee County Florida Industrial Development Authority, Ser 2007 A         5.375     06/15/37        776,840

    1,415   Mid-Bay Bridge Authority, Sr Lien Crossover Refg,
               Ser 1993 A (AMBAC Insd)                                               5.85     10/01/13      1,474,529
    1,000   Midtown Miami Community Development District, Parking Garage,
               Ser 2004 A                                                            6.25     05/01/37        911,150
      500   Orange County Health Facilities Authority, Orlando Lutheran
               Towers Inc, Ser 2005                                                  5.70     07/01/26        441,030
    2,000   Orange County Health Facilities Authority,Orlando Lutheran
               Towers Inc, Ser 2007                                                  5.50     07/01/32      1,676,980
    1,000   Orange County Health Facilities Authority, Westminster
               Community Care Services Inc, Ser 1999                                 6.75     04/01/34      1,006,960
    1,000   Pinellas County Health Facilities Authority, Oaks of Clearwater,
               Ser 2004                                                              6.25     06/01/34        982,170
      980   Renaissance Commons Community Development District, Ser 2005 A           5.60     05/01/36        797,308
    2,860   South Miami Health Facilities Authority, Baptist Health South
               Florida Obligated Group @@                                            5.00     08/15/32      2,608,091
      500   Split Pine Community Development District,Ser 2007 A                     5.25     05/01/39        378,670
    1,000   St Johns County Industrial Development Authority, Glenmoor
               Ser 1999 A                                                            8.00     01/01/10+     1,107,010
      600   Tolomato Community Developement District, Special Assessment,
               Ser 2007                                                              6.55     05/01/27        564,750
                                                                                                         ------------
                                                                                                           23,542,447
                                                                                                         ------------
            GEORGIA (1.2%)
    2,000   Atlanta, Georgia, Eastside, Ser 2005 B                                   5.60     01/01/30      1,744,560
                                                                                                         ------------
            HAWAII (2.2%)
    1,000   Hawaii Department of Budget & Finance, Kahala Nui, Ser 2003 A            8.00     11/15/33      1,083,100
    2,000   Hawaii Department of Budget & Finance, Kuakini Health, Ser 2002 A       6.375     07/01/32      2,008,400
                                                                                                         ------------
                                                                                                            3,091,500
                                                                                                         ------------
            IDAHO (0.7%)
    1,000   Idaho Health Facilities Authority Revenue, Valley Vista Care
               Corp Refg,, Ser 2007                                                 6.125     11/15/27        915,040
                                                                                                         ------------
            ILLINOIS (6.2%)
    1,000   Bolingbrook, Sales Tax, Ser 2005                                         6.25     01/01/24        966,010
    2,000   Chicago, Lake Shore East, Ser 2002                                       6.75     12/01/32      2,003,479
      500   Hampshire, Special Service Area #18, Ser 2007 A                          6.00     03/01/44        410,990
    1,000   Illinois Finance Authority, Landing at Plymouth, Ser 2005 A              6.00     05/15/37        880,080
    1,000   Illinois Finance Authority, Luther Oaks, Ser 2006 A                      6.00     08/15/39        879,780
    1,650   Illinois Finance Authority, Montgomery Place, Ser 2006 A                 5.75     05/15/38      1,426,937
      725   Lincolnshire, Service Area #1-Sedgebrook, Ser 2004                       6.25     03/01/34        683,806
    1,000   Yorkville, Cannonball/Beecher Road, Ser 2007                             5.75     03/01/28        855,520
      650   Will-Kankakee Regional Development Authority, Senior Estates
               Support Living, Ser 2007 (ATM)                                        7.00     12/01/42        591,825
                                                                                                         ------------
                                                                                                            8,698,427
                                                                                                         ------------
            IOWA (1.9%)
    1,000   Iowa Finance Authority, Bethany Life Communities Refg, Ser 2006 A        5.55     11/01/41        813,390
      750   Iowa Financial Authority Health Care Facilities, Madrid Homes,
               Ser 2007                                                              5.90     11/15/37        644,910
      785   Jefferson County Iowa Hospital Revenue, Jefferson County Hospital
               Project Ser C                                                         5.95     08/01/37        685,195
      525   Washington County Hospital, Iowa, Ser 2006                              5.375     07/01/26        480,690
                                                                                                         ------------
                                                                                                            2,624,185
                                                                                                         ------------
            LOUISIANA (0.5%)
      800   Lakeshore Vilages Master Community Development District,
               Special Assessment, Ser 2007                                         5.250     07/01/17        703,912
                                                                                                         ------------
            MARYLAND (1.8%)
      750   Maryland Health & Higher Educational Facilities Authority,
               King Farm Presbyterian Community, Ser 2007 A                          5.30     01/01/37        589,223
      800   Maryland Health & Higher Educational Facilities Authority,
               Washington Christian Academy, Ser 2006                                5.50     07/01/38        631,088
      500   Maryland Industrial Development Financing Authority, Our Lady of
               Good Counsel High School, Ser 2005 A                                  6.00     05/01/35        451,535
    1,000   Maryland State Economic Development Corporation, Chesapeake
               Bay Conference Center, Ser 2006 A                                     5.00     12/01/31        810,340
                                                                                                         ------------
                                                                                                            2,482,186
                                                                                                         ------------
            MASSACHUSETTS (2.8%)
    1,500   Massachusetts Development Finance Agency, Loomis Communities,
               Ser 1999 A                                                            5.75     07/01/23      1,442,265
    1,625   Massachusetts Development Finance Agency, New England Center for
               Children, Ser 1998                                                   5.875     11/01/18      1,551,729
    1,000   Massachusetts Health & Educational Facilities Authority, The
               Learning Center for Deaf Children, Ser 1999 C                        6.125     07/01/29        943,750
                                                                                                         ------------
                                                                                                            3,937,744
                                                                                                         ------------
            MICHIGAN (1.7%)
      600   Gaylord Hospital Financing Authority, Otsego Memorial Hospital,
               Ser 2004                                                              6.50     01/01/37        563,316

    2,000   Michigan Tobacco Settlement Financial Authority, Asset Backed
               Ser 2007                                                              6.00     06/01/48      1,854,960
                                                                                                         ------------
                                                                                                            2,418,276
                                                                                                         ------------
            MINNESOTA (0.5%)
      750   North Oaks Minnesota, Presbyterian Homes, Ser 2007                      6.125     10/01/39        701,033
                                                                                                         ------------
            MISSOURI (6.7%)
      750   Branson Hills Community Improvement District, Ser 2007 A                 5.50     04/01/27        637,695
      500   Branson, Missouri Regional Airport Transportation Development
               District, Ser 2007 B (ATM)                                            6.00     07/01/37        423,080
    2,000   Des Peres, West County Center, Ser 2002                                  5.75     04/15/20      1,871,320
    3,850   Fenton, Gravois Bluffs Redevelopment, Ser 2001 A                         7.00     10/01/11+     4,356,198
    1,500   Kansas City Industrial Development Agency, Bishop Spencer,
               Ser 2004 A                                                            6.50     01/01/35      1,420,830
      750   St Louis County Industrial Development Authority, Pediatric
               Rehabilitation Center, Ser 2007 A                                    6.375     12/01/41        686,355
                                                                                                         ------------
                                                                                                            9,395,478
                                                                                                         ------------
            NEVADA (0.9%)
    1,050   Mesquite Nevada Special Impt Dist No 07-01 Loc Impt-Anthem At
               Mesquite                                                              6.00     08/01/23        951,384
    1,000   Nevada Department of Business & Industry, Las Vegas Monorail 2nd
               Tier Ser 2000                                                        7.375     01/01/40        344,710
                                                                                                         ------------
                                                                                                            1,296,094
                                                                                                         ------------
            NEW HAMPSHIRE (3.8%)
   10,735   New Hampshire Housing Finance Authority, Residential Ser 1983 B          0.00     01/01/15      5,305,665
                                                                                                         ------------
            NEW JERSEY (5.6%)
    1,000   New Jersey Economic Development Authority, Cedar Crest Village Inc,
               Ser 2001 A                                                            7.25     11/15/11+     1,144,370
    1,000   New Jersey Economic Development Authority, Franciscan Oaks, Ser 1997     5.70     10/01/17        968,750
      730   New Jersey Economic Development Authority, Lions Gate, Ser 2005 A       5.875     01/01/37        638,283
      700   New Jersey Economic Development Authority, Seashore Gardens Living
               Center, Ser 2006                                                     5.375     11/01/36        570,675
    1,000   New Jersey Economic Development Authority, The Presbyterian Home at
               Montgomery, Ser 2001 A                                               6.375     11/01/31        949,650
    2,000   New Jersey Economic Development Authority, United Methodist Homes
               of New Jersey, Ser 1998                                              5.125     07/01/25      1,650,700
    2,000   New Jersey Health Care Facilities Financing Authority, Raritan Bay
               Medical Center, Ser 1994                                              7.25     07/01/27      1,895,540
                                                                                                         ------------
                                                                                                            7,817,968
                                                                                                         ------------
            NEW YORK (7.6%)
    3,000   Brookhaven Industrial Development Agency, Woodcrest Estates,
               Ser 1998 A (AMT)                                                     6.375     12/01/37      2,897,010
      415   Mount Vernon Industrial Development Agency, Meadowview at the
               Wartburg, Ser 1999                                                    6.00     06/01/09        413,792
    2,000   New York City Industrial Development Agency, 7 World Trade Center
               LLC, Ser 2005 A                                                       6.50     03/01/35      2,021,900
    2,000   New York City Industrial Development Agency, American Airlines Inc,
               Ser 2005 (AMT)                                                        7.75     08/01/31      2,074,299
    1,000   New York Liberty Development Corporation, National Sports Museum,
               Ser 2006 A                                                           6.125     02/15/19        951,430
    1,500   Suffolk County Industrial Development Agency, Medford Hamlet,
               Ser 2006                                                             6.375     01/01/39      1,357,575
    1,000   Westchester County Industrial Development Agency, Guiding Eyes for
               The Blind Inc, Ser 2004                                              5.375     08/01/24        966,620
                                                                                                         ------------
                                                                                                           10,682,626
                                                                                                         ------------
            NORTH CAROLINA (1.0%)
    1,000   North Carolina Medical Care Commission, Presbyterian Homes, Ser 2006     5.50     10/01/31        909,750
      500   North Carolina Medical Care Commission Healthcare Facilities,
               Southminster, Ser 2007 A                                              5.75     10/01/37        467,080
                                                                                                         ------------
                                                                                                            1,376,830
                                                                                                         ------------
            NORTH DAKOTA (1.2%)
    1,500   Grand Forks, North Dakota, 4000 Valley Square, Ser 2006                  5.30     12/01/34      1,201,425
      500   Ward County Health Care Facilities Trinity Obligated Group, Ser 2006    5.125     07/01/29        436,290
                                                                                                         ------------
                                                                                                            1,637,715
                                                                                                         ------------
            OHIO (3.2%)
    3,300   Buckeye Tobacco Settlement Financing Authority, Asset Backed
               Ser 2007 A2 @@                                                       5.875     06/01/30      3,088,162
      850   Cuyahoga County Health Care and Independent Living Facilities
               Eliza Jennings Senior Care, Ser 2007 A                                5.75     05/15/27        752,072
      650   Tuscarawas County Hospital Facilities, Twin City Hospital Ser 2007       6.35     11/01/37        582,517
      125   Zanesville-Muskingum County Port Authority, Anchor Glass
               Container Corp, Ser 1989 B (AMT)                                     10.25     12/01/08        125,266

                                                                                                         ------------
                                                                                                            4,548,017
                                                                                                         ------------
            OKLAHOMA (0.4%)
      650   Chickasaw Nation Health Systems, Ser 2007                                6.25     12/01/32        631,215
                                                                                                         ------------
            PENNSYLVANIA (10.0%)
    2,900   Allegheny County Hospital Development Authority, West Penn
               Allegheny Health, Ser 2007 A @@                                      5.375     11/15/40      2,374,738
    1,500   Bucks County Industrial Development Authority, Ann's Choice,
               Ser 2005 A                                                           6.125     01/01/25      1,436,865
    2,120   Carbon County Industrial Development Authority, Panther
               Creek Partners Refg, Ser 2000 (AMT)                                   6.65     05/01/10      2,165,453
    1,000   Chester County Health & Education Facilities Authority,
               Jenner's Pond Inc, Ser 2002                                          7.625     07/01/12+     1,175,640
      500   Fulton County Industrial Development Authority, Fulton
               County Medical Center, Ser 2006                                      5.875     07/01/31        449,870
    1,000   Harrisburg Authority, Pennsylvania, Harrisburg University of
               Science & Technology, Ser 2007 B                                      6.00     09/01/36        884,480
    1,000   Montgomery County Industry Development Authority, Whitemarsh
               Community, Ser 2005                                                   6.25     02/01/35        921,470
    1,000   Pennsylvania Economic Development Financing Authority, Reliant
               Energy Inc, Ser 2001 A (AMT)                                          6.75     12/01/36        999,230
    2,860   Pennsylvania Housing Finance Agency, Ser 2007-100A (ATM) @@             5.375     10/01/22      2,768,409
    1,000   Washington County, Victory Centre/Tanger Outlet, Redevelopment
               Authority, Ser 2006 A                                                 5.45     07/01/35        826,340
                                                                                                         ------------
                                                                                                           14,002,495
                                                                                                         ------------
            SOUTH CAROLINA (1.4%)
    1,000   Myrtle Beach, Air Force Base Redevelopment, Ser 2006 A                   5.30     11/01/35        781,910
      750   South Carolina Jobs-Economic Development Authority, Wesley Commons,
               Ser 2006                                                              5.30     10/01/36        598,313
      625   South Carolina Jobs Economic Development Woodlands At Furman
               Project - Ser A                                                       6.00     11/15/37        550,431
                                                                                                         ------------
                                                                                                            1,930,654
                                                                                                         ------------
            TENNESSEE (1.5%)
      650   Chattanooga Health Educational & Housing Facilities Board,
               Student Housing Refg, Ser 2005 A                                      5.00     10/01/25        551,980
      500   Shelby County Health, Educational & Housing Facilities Board,
               Trezevant Manor, Ser 2006 A                                           5.75     09/01/37        454,680
      750   Shelby County Health, Educational & Housing Facilities Board,
               Village at Germantown, Ser 2003 A                                     7.25     12/01/34        704,130
      500   Shelby County Health, Educational & Housing Facilities Board,
               Village at Germantown, Ser 2006                                       6.25     12/01/34        403,730
                                                                                                         ------------
                                                                                                            2,114,520
                                                                                                         ------------
            TEXAS (7.9%)
    2,000   Austin Convention Enterprises Inc, Convention Center Hotel,
               Ser 2000 A                                                            6.70     01/01/11+     2,183,580
    2,000   Austin Convention Enterprises Inc, Convention Center Hotel,
               Ser 2006 B                                                            5.75     01/01/34      1,726,580
    1,000   Brazos River Authority, Texas Utilities Electric Co Refg,
               Ser 1999 A (AMT)                                                      7.70     04/01/33      1,004,460
    1,000   Decatur Hospital Authority, Wise Regional Health, Ser 2004 A            7.125     09/01/34      1,013,980
    1,250   HFDC Central Texas Inc, Legacy at Willow Bend, Ser 2006 A                5.75     11/01/36      1,057,688
    1,000   Lubbock, Health Facilities Development Corporation, Texas, Carillon
               Senior Lifecare, Ser 2005 A                                           6.50     07/01/26        951,150
    3,375   Texas Department of Housing and Community Affairs,
               Ser 2007 B (ATM) @@                                                   5.15     09/01/27      3,146,546
                                                                                                         ------------
                                                                                                           11,083,984
                                                                                                         ------------
            VERMONT (0.8%)
    1,000   Vermont Economic Development Authority, Wake Robin Corp, Ser 1999 A      6.75     03/01/09+     1,056,510
                                                                                                         ------------
            VIRGINIA (2.2%)
    2,000   Peninsula Ports Authority of Virginia, Virginia Baptist Homes
               Ser 2006 C                                                            5.40     12/01/33      1,640,560
      700   Peninsula Town Center Community Development Authority, Ser 2007          6.45     09/01/37        618,772
    1,000   Virginia Beach Development Authority, Westminster-Canterbury Refg,
               Ser 2005 A                                                            5.25     11/01/26        882,580
                                                                                                         ------------
                                                                                                            3,141,912
                                                                                                         ------------
            WASHINGTON (0.6%)
    1,000   Washington Housing Finance Commission, Skyline at First Hill
               Ser 2007 A                                                           5.625     01/01/38        831,370
                                                                                                         ------------
            TOTAL TAX-EXEMPT MUNICIPAL BONDS
               (Cost $162,106,371)                                                                        152,337,632
                                                                                                         ------------
            SHORT-TERM INVESTMENTS (1.3%)
            SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (1.2%)
            ALABAMA (0.9%)
    1,200   Health Care Authority for Baptist Health, Ser 2006 B                    11.00++   11/15/37      1,200,000

            CALIFORNIA (0.2%)
      250   California Statewide Communities Development Authority,
               Ser 2004 D (FSA Insd)                                                10.00++   04/01/32        250,000
                                                                                                         ------------
            GEORGIA (0.2%)
      250   Gwinnett County Hospital Authority, Gwinnett Hospital Systems, Inc.
               Ser 2007 E (FSA Insd)                                                 7.84++   07/01/34        250,000
                                                                                                         ------------
            TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS
               (Cost $1,700,000)                                                                            1,700,000
                                                                                                         ------------

NUMBER OF
  SHARES
  (000)
---------

            INVESTMENT COMPANY (A) (0.1%)
      193   Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio -
               Institutional Class
               (Cost $192,875)                                                                                192,875
                                                                                                         ------------
            TOTAL SHORT-TERM INVESTMENTS
               (Cost $1,892,875)                                                                            1,892,875
                                                                                                         ------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
$ (16,035)  FLOATING RATE NOTES RELATED TO SECURITIES HELD (- 11.4%)
               Notes with interest rates ranging from 3.20% to 3.75% at
               February 29, 2008 and contractual maturities of collateral ranging from 10/01/22 to 06/01/47 +++ (b)
               (Cost ($16,035,000))                                                                       (16,035,000)
                                                                                                         ------------
            TOTAL NET INVESTMENTS
               (Cost $156,166,522) (c)                                                            98.4%   138,195,507
            OTHER ASSETS IN EXCESS OF LIABILITIES                                                  1.6      2,263,382
                                                                                                 -----   ------------
            NET ASSETS                                                                           100.0%  $140,458,889
                                                                                                 =====   ============

COPs    Certificate of Participation.

AMT     Alternative Minimum Tax.

RITES   Residual Interest Tax-Exempt Security.

+       Prerefunded to call date shown.

++      Auction Rate Security.

+++ Floating rate note obligations related to securities held. The interest rates shown reflect the rates in effect at February 29, 2008.

@@      Underlying security related to inverse floater entered into by the Fund

# Current coupon rate for inverse floating rate municipal obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have a total value of $433,490 which represents 0.3% of net assets.

*       Resale is restricted to qualified institutional Investors.

(a) The Fund invests in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser.Investment Advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Tax-Exempt Portfolio - Institutional Class.

(b) Floating Rate Note Obligations Related to Securities Held - The Fund enters into transactions in which it transfers to Dealer Trusts ("Dealer Trusts"), fixed rate bonds in exchange for cash and residual interests in the Dealer Trusts' assets and cash flows, which are in the form of inverse floating rate investments. The Dealer Trusts fund the purchases of the fixed rate bonds by issuing floating rate notes to third parties and allowing the Fund to retain residual interest in the bonds. The Fund enters into shortfall agreements with the Dealer Trusts which commit the Fund to pay the Dealer Trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the Dealer Trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the Fund (inverse floating rate investments) include the right of the Fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the municipal bond from the Dealer Trusts to the Fund, thereby collapsing the Dealer Trusts. The Fund accounts for the transfer of bonds to the Dealer Trusts as secured borrowings, with the securities transferred remaining in the Fund's investment assets, and the related floating rate notes reflected as Fund liabilities. The notes issued by the Dealer Trusts have interest rates that reset weekly and the floating rate note holders have the option to tender their notes to the Dealer Trusts for redemption at par at each reset date. At February 29, 2008, Fund investments with a value of $19,836,327 are held by the Dealer Trusts and serve as collateral for the $16,035,000 in floating rate note obligations outstanding at that date. Contractual maturities of the floating rate note obligations and interest rates in effect at February 29, 2008 are presented in the "Portfolio of Investments".

(c) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Bond Insurance:

AMBAC   AMBAC Assurance Corporation.

FSA     Financial Security Assurance Inc.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Fund's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.


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

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 17, 2008

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
April 17, 2008


/s/ Francis Smith
Francis Smith
Principal Financial Officer
April 17, 2008


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